LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right of use assets
Beginning balance	R$ 5,109,226	R$ 4,794,023
Additions and Updates to Right of Use Assets	813,909	982,680
Depreciation	(707,707)	(592,451)
Write-offs	(18,797)	(75,026)
Ending balance	5,196,631	5,109,226
Lands and farms
Right of use assets
Beginning balance	3,283,156	2,868,411
Additions and Updates to Right of Use Assets	496,236	849,996
Depreciation	(386,436)	(360,225)
Write-offs	(12,658)	(75,026)
Ending balance	3,380,298	3,283,156
Machines and equipment
Right of use assets
Beginning balance	112,553	86,464
Additions and Updates to Right of Use Assets	206,847	66,821
Depreciation	(134,587)	(40,732)
Ending balance	184,813	112,553
Buildings [member]
Right of use assets
Beginning balance	85,756	88,410
Additions and Updates to Right of Use Assets	101,124	61,647
Depreciation	(59,448)	(64,301)
Ending balance	127,432	85,756
Ships and boats
Right of use assets
Beginning balance	1,623,118	1,748,008
Additions and Updates to Right of Use Assets
Depreciation	(124,890)	(124,890)
Write-offs
Ending balance	1,498,228	1,623,118
Vehicles [member]
Right of use assets
Beginning balance	4,643	2,730
Additions and Updates to Right of Use Assets	9,702	4,216
Depreciation	(2,346)	(2,303)
Write-offs	(6,139)
Ending balance	R$ 5,860	R$ 4,643